CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other operating expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Other operating expense	$ 14.0	$ 64.5
Other expenses, environmental and other operating expenses for non-operating mining sites	6.9	(19.2)
Other operating expense, project and study costs	$ 8.5	$ 46.8